Segment and Customer Reporting (Tables)	12 Months Ended
Sep. 30, 2023
Segment and Customer Reporting
Schedule Of segment performance
	2023	2022
Large format batteries	$42,168	$15,190
Other	1,891	1,080
	$44,059	$16,270

Schedule Of Revenues
	2023	2022
Revenue with customers
Sale of batteries and battery systems	$42,168	$15,190
Sale of services	216	142
Grant income
Research grant	693	650
Others	982	288
	$44,059	$16,270

Schedule Of Revenues In geographical
	2023	2022
Canada	$1,258	$1,927
United States	42,351	14,313
Others	450	30
	$44,059	$16,270